Deferred Income Taxes - Additional Information (Detail) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Text Block 1 [Abstract]
Unrecognised tax losses	$ 95,464,000	$ 86,884,000
Deferred income tax unrecognised tax losses	96,129,000	86,918,000
Capital allowance	$ 5,892,000	$ 3,490,000